Related party transactions (Tables)	12 Months Ended
Dec. 31, 2020
Related Party [Abstract]
Disclosure of transactions between related parties	The amounts for significant transactions with related parties recognized in the Consolidated Income Statements were as follows:

	Years ended December 31,
	2020				2019				2018
	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses/(income)	Net Revenues	Cost of revenues	Selling, general and other costs, net	Net Financial expenses
	(€ million)
Tofas	€938	€1,326	€6	€—	€728	€2,086	€9	€—	€926	€2,572	€7	€—
Sevel S.p.A.	196	1	5	—	205	1	5	—	402	1	4	—
FCA Bank	1,375	22	(8)	32	1,686	23	(19)	52	1,611	28	(21)	56
GAC FCA JV	97	—	(17)	(1)	151	—	(36)	—	419	11	(49)	—
Fiat India Automobiles Limited	2	—	—	—	2	—	—	—	2	—	—	—
Other	1	—	—	—	2	—	—	(1)	27	6	(4)	1
Total joint arrangements	2,609	1,349	(14)	31	2,774	2,110	(41)	51	3,387	2,618	(63)	57
Total associates	2	123	1	(1)	17	186	(1)	—	30	229	(2)	(1)
CNHI	284	269	—	—	357	332	11	—	501	326	6	—
Ferrari N.V.	22	98	—	—	30	144	1	—	64	218	4	—
Directors and Key Management	—	—	100	—	—	—	82	—	—	—	77	—
Other	—	—	48	—	5	—	37	—	2	—	26	—
Total CNHI, Ferrari, Directors and other	306	367	148	—	392	476	131	—	567	544	113	—
Total unconsolidated subsidiaries	7	3	2	(1)	6	7	4	—	7	8	4	1
Total transactions with related parties	€2,924	€1,842	€137	€29	€3,189	€2,779	€93	€51	€3,991	€3,399	€52	€57

Total for the FCA Group	€86,676	€75,962	€5,501	€988	€108,187	€93,164	€6,455	€1,005	€110,412	€95,011	€7,318	€1,056
Assets and liabilities from significant transactions with related parties were as follows:

	At December 31,
	2020					2019
	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt(1)	Trade and other receivables	Trade payables	Other liabilities	Asset- backed financing	Debt (1)
	(€ million)
Tofas	€73	€347	€35	€—	€—	€18	€171	€39	€—	€—
Sevel S.p.A.	15	—	1	—	7	28	—	1	—	13
FCA Bank	264	88	37	29	61	278	139	151	141	181
GAC FCA JV	123	2	—	—	—	62	11	—	—	—
Fiat India Automobiles Limited	1	—	6	—	—	1	—	8	—	—
Other	—	—	—	—	—	0	—	—	—	—
Total joint arrangements	476	437	79	29	68	387	321	199	141	194
Total associates	43	32	6	—	—	45	41	8	—	—
CNHI	44	75	2	—	—	49	87	11	—	—
Ferrari N.V.	8	38	—	—	—	12	49	—	—	—
Other	1	2	1	—	—	4	13	—	—	—
Total CNHI, Ferrari N.V. and other	53	115	3	—	—	65	149	11	—	—
Total unconsolidated subsidiaries	25	15	1	—	26	16	9	1	—	22
Total originating from related parties	€597	€599	€89	€29	€94	€513	€520	€219	€141	€216

Total for the FCA Group	€7,266	€20,576	€7,878	€41	€21,076	€9,004	€21,616	€9,214	€151	€12,750
______________________________________________________________________________________________________________________________
(1) Relating to Debt excluding Asset-backed financing, refer to Note, 21 Debt.
As of December 31, 2020, the FCA Group had a take-or-pay commitment with Tofas with future minimum expected obligations as follows:

(€ million)
2021	€217
2022	€177
2023	€94
2024	€94
FCA provided guarantees to FCA Bank related to certain dealer financing arrangements FCA Bank had with dealers. The amount of the guarantees outstanding at December 31, 2020 was approximately €5 million. The fair value of these guarantees was immaterial due to the value of vehicles in the dealers' stock pledged to FCA.
Compensation to Directors and Key Management
The fees of the Directors of the FCA Group for carrying out their respective functions, including those in other consolidated companies, were as follows:

	Years ended December 31,
	2020	2019	2018
	(€ thousand)
Directors(1)	€19,097	€23,050	€18,830
Total Compensation	€19,097	€23,050	€18,830
______________________________________________________________________________________________________________________________
(1) Including the notional compensation cost arising from long-term share-based compensation granted to the Chairman, the Chief Executive Officer and the Chief Financial Officer.